Other financial instruments (Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities, Other Securities Investments, Investments and Other Assets in Affiliated Companies and Derivative Financial Instruments) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2020	Mar. 31, 2019
Assets (Liabilities)
Cash and cash equivalents	¥ 4,190,518	¥ 3,574,704
Time deposits	828,220	1,126,352
Other receivables	564,854	568,156
Short-term borrowings	(5,286,026)	(5,344,973)
Carrying amount
Assets (Liabilities)
Cash and cash equivalents	4,190,518	3,574,704
Time deposits	828,220	1,126,352
Total finance receivables, net	15,511,294	15,450,745
Other receivables	564,854	568,156
Short-term borrowings	(5,286,026)	(5,344,973)
Long-term debt including the current portion	(15,238,006)	(14,786,184)
Estimated fair value
Assets (Liabilities)
Cash and cash equivalents	4,190,518	3,574,704
Time deposits	828,220	1,126,352
Total finance receivables, net	15,703,737	15,668,542
Other receivables	564,854	568,156
Short-term borrowings	(5,286,026)	(5,344,973)
Long-term debt including the current portion	(14,610,833)	(14,620,164)
Estimated fair value | Level 1
Assets (Liabilities)
Cash and cash equivalents	3,598,318	2,980,504
Estimated fair value | Level 2
Assets (Liabilities)
Cash and cash equivalents	592,200	594,200
Time deposits	828,220	1,126,352
Short-term borrowings	(5,274,071)	(5,285,807)
Long-term debt including the current portion	(12,644,187)	(12,786,541)
Estimated fair value | Level 3
Assets (Liabilities)
Total finance receivables, net	15,703,737	15,668,542
Other receivables	564,854	568,156
Short-term borrowings	(11,955)	(59,166)
Long-term debt including the current portion	¥ (1,966,646)	¥ (1,833,623)